Note 12 - Income Taxes - Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Unrecognized tax benefits balance at beginning of year	$ 65,549	$ 78,322
Gross decreases for tax positions of prior years	(7,708)	(12,773)
Gross increases for current year tax positions	2,306
Unrecognized tax benefits balance at end of year	$ 60,147	$ 65,549